Performance Management	Dec. 12, 2025
JNL Government Money Market Fund
Prospectus [Line Items]
Performance Narrative [Text Block]

Effective December 31, 2025, for the JNL Government Money Market Fund, please change all references to the Bloomberg USD 1 Month Cash Deposit Index to the Bloomberg USD 1 Month Swap Rate Cash Deposit Index.